Allowance for Credit Losses - Summary of Net Investment in Finance Leases and Container Leaseback Financing Receivable (Detail) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Financing Receivable Allowance For Credit Losses [Line Items]
Net investment in finance leases, net	[1]	$ 1,820,036	$ 1,806,090
Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2022		128,694
2021		901,879
2020		600,777
2019		132,474
2018		47,272
Prior		10,219
Net investment in finance leases, net		1,821,315
Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2022		504,774
2021		15,456
2020		100,662
2019		203,854
Net investment in finance leases, net		824,746
Tier 1 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2022		84,987
2021		818,866
2020		566,132
2019		97,860
2018		31,042
Prior		8,464
Net investment in finance leases, net		1,607,351
Tier 1 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2022		504,774
2021		11,435
2020		100,662
2019		186,170
Net investment in finance leases, net		803,041
Tier 2 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2022		33,981
2021		76,583
2020		32,822
2019		28,761
2018		15,899
Prior		1,742
Net investment in finance leases, net		189,788
Tier 2 | Container Leaseback Financing Receivable
Financing Receivable Allowance For Credit Losses [Line Items]
2021		4,021
2019		17,684
Net investment in finance leases, net		21,705
Tier 3 | Finance Leases
Financing Receivable Allowance For Credit Losses [Line Items]
Year Ended December 31, 2022		9,726
2021		6,430
2020		1,823
2019		5,853
2018		331
Prior		13
Net investment in finance leases, net		$ 24,176

[1]	As of December 31, 2022 and 2021, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,659,155 and $1,810,712, respectively, and was measured using Level 2 inputs.